Columbia Funds Variable Insurance Trust
225 Franklin Street
Boston, MA 02110
May 3, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Variable Insurance Trust (the Registrant)
Columbia Variable Portfolio – Contrarian Core Fund
Columbia Variable Portfolio – Long Government/Credit Bond Fund
Columbia Variable Portfolio – Small Cap Value Fund
Columbia Variable Portfolio – Small Company Growth Fund
Columbia Variable Portfolio – Strategic Income Fund
Variable Portfolio - Managed Risk Fund
Variable Portfolio – Managed Risk U.S. Fund
Variable Portfolio - Managed Volatility Conservative Fund
Variable Portfolio - Managed Volatility Conservative Growth Fund
Variable Portfolio - Managed Volatility Growth Fund
Variable Portfolio - U.S. Flexible Conservative Growth Fund
Variable Portfolio - U.S. Flexible Growth Fund
Variable Portfolio - U.S. Flexible Moderate Growth Fund
Post-Effective Amendment No. 87 File No. 033-14954 /811-05199
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 87 (Amendment). This Amendment was filed electronically on April 28, 2021.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Variable Insurance Trust